Note 4 - License Agreements	12 Months Ended
Dec. 31, 2013
License Agreements [Abstract]
License Agreements [Text Block]

4.  License Agreements

iCo Therapeutics Inc. (“iCo”)

In December 2010, iCo granted Immune Ltd. an option to sub-license the use of bertilimumab from iCo, which obtained certain exclusive license rights to intellectual property relating to bertilimumab pursuant to a license agreement with Cambridge AntibodyTechnology Group Plc, and to which Immune became a party. In June 2011, Immune exercised its option and obtained a worldwide license from iCo for the use and development of bertilimumab for all human indications, other than ocular indications, pursuant to a product sub-license agreement. Under the final terms of the Agreement , Immune paid initial consideration of $1.7 million, comprised of (i) $0.5 million in cash, (ii) 600,000 ordinary shares, which were valued at approximately $1.0 million (or $1.72 per share) and (iii) 200,000 warrants, which were valued at approximately $0.2 million (or $0.95 per warrant). In addition to this consideration iCo received anti-dilution rights equal to 6.14% of the Company’s issued and outstanding share capital of the Company on a fully diluted basis. iCo will be subject to dilution up to 2.5% (on a fully diluted and as converted basis) upon, and at any time following, any future issuance of securities in connection with a financing made at a Company pre-money valuation that is higher than $30 million. This right shall lapse upon the earlier of: the consummation of an initial public offering involving the listing of the Company's shares on an internationally-recognized stock exchange, or a Deemed Liquidation event, as defined in the Company’s Amended and Restated Articles of Association. The Company believes that the merger qualifies as a Deemed Liquidation event. The anti-dilution shares were determined to be a derivative liability with a fair value of approximately $0.8 million. At December 31, 2013 and 2012 the derivative liability was zero and approximately $0.6 million, respectively. During the years ended December 31, 2013 and 2012 and period from July 2010 through December 31, 2013, $74,242, ($15,854) and 58,388, was charged to derivative liability expense in the statements of operations. During the years ended December 31, 2013 and 2012 and period from July 2010 through December 31, 2013, 350,013, 64,384 and 458,621 shares became issuable to iCo, respectively.

iCo may receive from Immune $32 million in milestone payments plus royalties equal to 8.5%. These milestones include the first dosing in a Phase III clinical trial, filing a Biologics License Application/Marketing Autorization Application, or a BLA/MMA, approval of a BLA/MAA and the achievement of $100 million in aggregate sales of licensed products for use in irritable bowel disease. The term of the license lasts until the expiration of all payment obligations on a country-by-country basis, at which point the license will be deemed fully paid, perpetual and irrevocable with respect to that country. However, iCo retains the worldwide exclusive right to the use of bertilimumab for all ocular applications.

Yissum Research Development Company of The Hebrew University of Jerusalem Ltd. (“Yissum”)

In April 2011, Yissum granted Immune Ltd. a license that includes patents, research results and knowhow related to the NanomAbs technology. Yissum granted Immune an exclusive license, with a right to sub-license, to make commercial use of the licensed technology in order to develop, manufacture, market, distribute or sell products derived from the license. Immune Ltd. paid consideration of 800,000 shares, which were valued at approximately $0.7 million (or $0.87 per share). Under the license agreement, Immune is required to pay the following: (i) royalties in the amount of up to 4.5% of net sales; (ii) an annual license maintenance fee between $30,000 for the first year and up to a maximum of $0.1 million from the first year through the sixth year; (iii) ongoing research fees of at least $0.4 million for the first year and at least $0.4 million from the second year through the sixth year (but, not to exceed $1.8 million in the aggregate); (iv) milestone payments up to approximately $8.6 million (based on the attainment of certain milestones, including an Investigational New Drug application submission, patient enrollment in clinical trials, regulatory approval and commercial sales); and (v) sub-license fees in amounts up to 18% of any sub-license consideration. The license expires, on a country-by-country basis, upon the later of the expiration of (i) the last valid licensed patent, (ii) any exclusivity granted by a governmental or regulatory body on any product developed through the use of the licensed technology or (iii) the 15-year period commencing on the date of the first commercial sale of any product developed through the use of the licensed technology. Upon the expiration of the license, Immune will have a fully-paid, non-exclusive license to the licensed technology. As of December 31, 2013, amounts due to Yissum aggregated approximately $0.3 million.

MabLife SAS (“MabLife”)

In March 2012, Immune Ltd. acquired from MabLife, through an assignment agreement, all rights, titles and interests in and to the patent rights, technology and deliverables related to the anti-Ferritin mAb, AMB8LK, including its nucleotide and protein sequences, its ability to recognize human acid and basic ferritins, or a part of its ability to recognize human acid and basic ferritins. The consideration is as follows: (i) $0.6 million payable in six annual installments (one of such installments being an upfront payment made upon execution of the agreement) with a fair value of approximately $0.4 million and an interest rate of 12%; and (ii) royalties of 0.6% of net sales of any product containing AMB8LK or the manufacture, use, sale, offering or importation of which would infringe on the patent rights with respect to AMB8LK. Immune is required to assign the foregoing rights back to MabLife if Immune fails to make any of the required payments, is declared insolvent or bankrupt or terminates the agreement. $60,000 was paid to MabLife upon execution of agreement in April 2012 and $79,000 and $35,000 of interest was expensed during the years December 31, 2013 and 2012, respectively. In February 2014, The Company was assigned the secondary patent rights to the assets and revised its payment arrangement for the purchase of the original assignment rights. Future payments are due in the following amounts: $20,000 was paid in February 2014, $35,000 in April 2014, $80,000 in May 2014, $33,000 in June 2014, $34,000 in August 2014, $25,000 on each of the following anniversaries from February 2015 through February 2018, $0.1 million on each of the following three anniversaries from April 2015 through April 2017 and $35,000 in February 2019. The present value of future payments is $0.4 million as of December 31, 2013; $0.1 million of which was determined to be short term as of December 31, 2013.

Jean Kadouche, Immune Pharma (Techologies) SAS and Alan Razafindrastita (“Kadouche”)

In March 2011, Kadouche, a related party (See Note 15 [3]), sold, assigned and transferred to Immune the entire right, title and interest for all countries, in and to any and all patents and inventions related to mice producing human antibodies and a method of preparation of human antibodies, collectively, the Human Antibody Production Technology Platform. Immune Ltd. paid Kadouche total consideration of approximately $0.7 million, consisting of (i) $20,000 in cash, and (ii) 800,000 ordinary shares of Immune Ltd., which were valued at approximately $0.7 million. Through the Human Antibody Production Technology Platform and additional laboratory work, human immune systems and specific cell lines are introduced in mice, enabling the mice to produce human mAbs.

Lonza Sales AG (“Lonza”)

On May 2, 2012, Lonza granted Immune a sub-licensable, non-exclusive worldwide license under certain know-how and patent rights to use, develop, manufacture, market, sell, offer, distribute, import and export bertilimumab, as it is produced through the use of Lonza’s system of cell lines, vectors and know-how. If Lonza manufactures bertilimumab, Immune is required to pay Lonza a royalty of 1% of the net selling price of the product. If Immune or one of its strategic partners manufactures bertilimumab, Immune is required to pay Lonza £75,000, or approximately $113,873, annually during the course of the license agreement (first payable upon commencement of Phase II clinical trials) plus a royalty of 1.5% of the net selling price of the product, and if any other party manufactures the bertilimumab, Immune is required to pay Lonza £300,000, or approximately $0.5 million, per sublicense annually during the duration of such sublicense plus a royalty of 2% of the net selling price of the product. In addition, Immune is required to pay Lonza £2,000, or approximately $3,045, for the supply of certain cell lines, if it uses such cell lines. Notwithstanding the foregoing, Immune is not obligated to manufacture bertilimumab through the use of Lonza’s system. The royalties are subject to a 50% reduction based on the lack of certain patent protections, including the expiration of patents, on a country-by-country basis. Unless earlier terminated (including, but not limited to, the reasons set forth below), the license agreement continues until the expiration of the last enforceable valid claim to the licensed patent rights, which expire between 2014 and 2016.

Dalhousie University

In connection with the merger, the Company maintains a direct license agreement with Dalhousie University under which the Company has an exclusive license to certain patents for the topical use of tricyclic anti-depressants and NMDA antagonists as topical analgesics for neuralgia. These, and other patents, cover the combination treatment consisting of amitriptyline and ketamine in AmiKetTM .

The Company has been granted worldwide rights to make, use, develop, sell and market products utilizing the licensed technology in connection with passive dermal applications. The Company is obligated to make payments to Dalhousie upon achievement of specified milestones and to pay royalties based on annual net sales derived from the products incorporating the licensed technology. The Company is further obligated to pay Dalhousie an annual maintenance fee until the license agreement expires or is terminated, or a New Drug Application for AmiKetTM is filed with the FDA, or Dalhousie will have the option to terminate the contract. The license agreement with Dalhousie terminates upon the expiration of the last to expire licensed patent. On April 3, 2014, the Company entered into a Waiver and Amendment to the license agreement pursuant to which Dalhousie agreed to irrevocably waive the Company’s obligation to pay the $0.5 maintenance fee that was due on August 27, 2012 and August 27, 2013 and in any subsequent year. In addition, the Company has agreed to pay Dalhousie royalties of five percent (5%) of net sales of licensed technology in countries in which patent coverage is available and three percent (3%) of net sales in countries in which data protection is available. The parties have also agreed to amend the timing and increase the amounts of the milestone payments payable under the license agreement.

Shire BioChem

In connection with the merger, the Company acquired a license agreement for the rights to the MX2105 series of apoptosis inducer anti-cancer compounds from Shire Biochem, Inc (formerly known as BioChem Pharma, Inc.). The Company is required to provide Shire Biochem a portion of any sublicensing payments the Company receives if the Company relicenses the series of compounds or make milestone payments to Shire BioChem totaling up to $26.0 million, assuming the successful commercialization of the compounds by the Company for the treatment of a cancer indication, as well as pay a royalty on product sales.